Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	December 31,
	2013		2012
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent of	Appreciation	Percent of
Currency type	(Depreciation)	Total	(Depreciation)	Total

Australian dollar	$ 237,593	8.14%	$ (321,344)	(20.70)%
British pound	75,711	2.59	(87,811)	(5.66)
Canadian dollar	165,864	5.68	(10,071)	(0.65)
Czech koruna	(4,219)	(0.15)	45,308	2.92
Euro	731,360	25.05	932,881	60.10
Hong Kong dollar	125,970	4.31	73,435	4.73
Hungarian forint	6,931	0.24	(298,280)	(19.22)
Japanese yen	457,232	15.66	558,505	35.98
Korean won	86,754	2.97	4,325	0.28
Malaysian ringgit	13,169	0.45	-‘	-‘
Mexican peso	-‘	-‘	1,986	0.13
Norwegian krone	(14,366)	(0.49)	(4,125)	(0.27)
Polish zloty	39,628	1.36	106,236	6.85
Romanian leu	-‘	-‘	9,544	0.62
Singapore dollar	36,708	1.26	5,763	0.37
South African rand	165,131	5.66	(5,614)	(0.36)
Swedish krona	(33,359)	(1.14)	(62,523)	(4.03)
Swiss franc	-‘	-‘	(5,355)	(0.35)
Taiwan dollar	-‘	-‘	8,283	0.54
Thai baht	-‘	-‘	14,937	0.96
Turkish lira	240,052	8.22	(20,058)	(1.29)
U.S. dollar	589,401	20.19	606,137	39.05

Total	$ 2,919,560	100.00%	$ 1,552,159	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts
Fair Value of Futures and Forward Currency Contracts at December 31, 2013

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 156,261	$ (230,029)	$ 56,410	$ (119,378)	$ (136,736)
Grains	4,673	(345,640)	283,023	(4,999)	(62,943)
Interest rates	148,106	(1,074,306)	44,116	(92,969)	(975,053)
Livestock	22,330	(1,890)	3,780	(10,030)	14,190
Metals	1,644,571	(134,297)	58,546	(580,051)	988,769
Softs	5,479	(33,991)	53,863	(12,135)	13,216
Stock indices	3,010,177	(17,219)	72,260	(9,600)	3,055,618
Total futures contracts	4,991,597	(1,837,372)	571,998	(829,162)	2,897,061

Forward currency contracts	936,496	(1,042,664)	371,418	(242,751)	22,499

Total futures and
forward currency contracts	$ 5,928,093	$ (2,880,036)	$ 943,416	$ (1,071,913)	$ 2,919,560

Fair Value of Futures and Forward Currency Contracts at December 31, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 783,955	$ (7,368)	$ 49,968	$ (970,606)	$ (144,051)
Grains	-	(120,475)	74,045	(6,838)	(53,268)
Interest rates	1,159,021	(516,593)	10,171	-	652,599
Livestock	-	-	480	(3,700)	(3,220)
Metals	91,984	(23,529)	645	(274,882)	(205,782)
Softs	4,385	-	243,519	(53,884)	194,020
Stock indices	1,064,657	(123,949)	-	(33,060)	907,648
Total futures contracts	3,104,002	(791,914)	378,828	(1,342,970)	1,347,946

Forward currency contracts	1,505,439	(1,782,268)	1,788,055	(1,307,013)	204,213

Total futures and
forward currency contracts	$ 4,609,441	$ (2,574,182)	$ 2,166,883	$ (2,649,983)	$ 1,552,159

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2013	2012

Futures contracts:
Energies	$(3,222,271)	$(2,999,758)
Grains	1,021,696	(1,953,245)
Interest rates	(10,725,452)	6,291,318
Livestock	4,340	(314,470)
Metals	(1,102,965)	(3,273,993)
Softs	387,531	737,902
Stock indices	13,926,067	141,145

Total futures contracts	288,946	(1,371,101)

Forward currency contracts	(5,446,536)	(3,755,331)

Total futures and
forward currency contracts	$(5,157,590)	$(5,126,432)

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2013		2012
Sector	Long positions	Short positions	Long positions	Short positions

Futures contracts:
Energies	$ 25,504,935	$ 15,997,596	$ 19,280,778	$ 23,709,518
Grains	8,752,502	9,742,036	6,912,792	5,041,917
Interest rates	249,567,718	35,194,835	349,445,189	3,300,714
Livestock	1,459,638	2,619,588	-	1,578,968
Metals	12,584,635	12,188,975	6,518,015	11,379,690
Softs	3,090,433	5,968,367	914,667	6,957,297
Stock indices	136,385,750	1,430,570	54,739,807	15,331,947

Total futures contracts	437,345,611	83,141,967	437,811,248	67,300,051

Forward currency contracts	132,389,740	45,239,532	117,572,275	91,427,209

Total futures and
forward currency contracts	$ 569,735,351	$ 128,381,499	$ 555,383,523	$ 158,727,260

Offsetting Derivative Assets And Liabilities

The following tables summarize the valuation of the Partnership’s investments as December 31, 2013 and 2012.

Offsetting derivative assets and liabilities at December 31, 2013

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty A	$1,439,459	$(509,651)	$929,808
Counterparty C	2,721,786	(1,302,169)	1,419,617
Counterparty D	1,402,350	(854,714)	547,636
Total futures contracts	5,563,595	(2,666,534)	2,897,061

Forward currency contracts
Counterparty F	428,000	(277,225)	150,775
Counterparty G	194,464	(107,368)	87,096
Total forward currency contracts	622,464	(384,593)	237,871

Total assets	$6,186,059	$(3,051,127)	$3,134,932

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Forward currency contracts
Counterparty H	$900,822	$(685,450)	$215,372
Total liabilities	$900,822	$(685,450)	$215,372

    (Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)(4)

Counterparty A	$ 929,808	$ -	$ (929,808)	$ -
Counterparty C	1,419,617	-	(1,419,617)	-
Counterparty D	547,636	-	(547,636)	-
Counterparty F	150,775	-	(150,775)	-
Counterparty G	87,096	-	(87,096)	-

Total	$ 3,134,932	$ -	$ (3,134,932)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(3)(4)

Counterparty H	$ 215,372	$ -	$ (215,372)	$ -

Total	$ 215,372	$ -	$ (215,372)	$ -

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of
December 31, 2013.
(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31,
2013.

    (Concluded)

Offsetting derivative assets and liabilities at December 31, 2012

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty A	$469,664	$(265,540)	$204,124
Counterparty B	1,826,503	(917,569)	908,934
Counterparty D	454,227	(183,659)	270,568
Counterparty E	403,519	(277,140)	126,379
Total futures contracts	3,153,913	(1,643,908)	1,510,005

Forward currency contracts
Counterparty F	1,407,165	(489,760)	917,405
Counterparty G	104,142	(35,442)	68,700
Total forward currency contracts	1,511,307	(525,202)	986,105

Total assets	$4,665,220	$(2,169,110)	$2,496,110

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$796,101	$(634,042)	$162,059
Total futures contracts	796,101	(634,042)	162,059

Forward currency contracts
Counterparty H	2,884,060	(2,102,168)	781,892
Total forward currency contracts	2,884,060	(2,102,168)	781,892

Total liabilities	$3,680,161	$(2,736,210)	$943,951

    (Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)(4)

Counterparty A	$ 204,124	$ -	$ (204,124)	$ -
Counterparty B	908,934	-	(908,934)	-
Counterparty D	270,568	-	(270,568)	-
Counterparty E	126,379	-	(126,379)	-
Counterparty F	917,405	-	(917,405)	-
Counterparty G	68,700	-	(68,700)	-

Total	$ 2,496,110	$ -	$ (2,496,110)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(3)(4)

Counterparty C	$ 162,059	$ -	$ (162,059)	$ -
Counterparty H	781,892	-	(781,892)	-

Total	$ 943,951	$ -	$ (943,951)	$ -

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of
December 31, 2012.
(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31,
2012.